Contingencies and Commitments (Details) $ in Millions		12 Months Ended
	Dec. 10, 2019 CLF	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CLF shares	Dec. 31, 2020 CLF	Dec. 31, 2021 CLP ($) shares	Dec. 31, 2021 CLF shares	Dec. 31, 2020 CLP ($)
Contingencies and Commitments (Details) [Line Items]
Provision for legal contingencies (in Pesos) | $					$ 474		$ 244
Number of shares in santiago stock exchange pledged (in Shares) | shares					1,000,000	1,000,000
Shares of electronic chilean stock exchange (in Shares) | shares		100,000	100,000
Coverage equivalent amount (in Dollars) | $		$ 20,000,000
Guarantee in the amount of benefits			CLF 286,600
Cash guarantee amount (in Dollars) | $		$ 122,494.32
Guarantee ticket price			500
Commission for financial market			50,000
Amount of fine reduced	CLF 7,500
Banchile Administradora General de Fondos S.A [Member]
Contingencies and Commitments (Details) [Line Items]
Bank guarantees issued			CLF 4,149,200	CLF 3,778,100
Guarantees maturity date		Jan. 07, 2022	Jan. 07, 2022	Jan. 08, 2021
Bank guarantee for benefit of investors in portfolio management						CLF 839,700
Banchile Corredores de Bolsa S.A.[Member]
Contingencies and Commitments (Details) [Line Items]
Bank guarantees issued			CLF 20,000
Guarantees maturity date		Apr. 22, 2022	Apr. 22, 2022